SEGMENT INFORMATION - Assets by Segment (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Assets	$ 82,385	$ 89,250
Business services
Disclosure of operating segments [line items]
Assets	38,066	37,939
Infrastructure services
Disclosure of operating segments [line items]
Assets	17,180	22,606
Industrials
Disclosure of operating segments [line items]
Assets	26,822	28,112
Corporate and other
Disclosure of operating segments [line items]
Assets	$ 317	$ 593